UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
France — 0.8%
Auto ABS Compartiment, Series 2007-1, Class A, 0.41%, 2/25/19 (a)	EUR	43	$55,347
Cars Alliance Funding Plc, Series 2012-F1F, Class A, 1.38%, 9/25/21		170	219,521
FCT Copernic, Series 2012-1, Class A1, 1.21%, 9/25/29 (a)		200	257,267
Red & Black Auto France, Series 2012-1, Class A, 0.97%, 12/28/21 (a)		400	516,384
			1,048,519
Italy — 0.1%
COMP, Series 2007-2, Class A, 0.58%, 10/25/20 (a)		68	86,901
Luxembourg — 0.5%
Bumper 2 SA, Series 2011-2, Class A, 1.37%, 2/23/23 (a)		500	647,559
Netherlands — 0.1%
Highway BV, Series 2012-1, Class A, 1.22%, 3/26/24 (a)		100	129,191
United Kingdom — 0.9%
Bumper 2 SA (a):
Series 2012-5, Class A1, 1.32%, 6/20/22		300	388,287
Series 2012-5, Class A2, 1.92%, 6/20/22	GBP	300	487,559
Turbo Finance, Series 2012-1, Class A, 1.92%, 2/20/19 (a)		172	279,092
			1,154,938
United States — 0.8%
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 6/17/14 (a)		300	494,234
Santander Drive Auto Receivables Trust, Series 2012-3, Class A3, 1.08%, 4/15/16	USD	115	115,750
SLM Student Loan Trust (a):
Series 2012-2, Class A, 0.92%, 1/25/29		251	252,713
Series 2012-C, Class A1, 1.32%, 8/15/23 (b)		263	264,546
			1,127,243
Total Asset-Backed Securities – 3.2%			4,194,351

Common Stocks	Shares		Value
Canada — 0.1%
Ainsworth Lumber Co. Ltd. (b)(c)		47,014	$113,985
Total Common Stocks – 0.1%			113,985

Corporate Bonds	Par (000)
Australia — 0.4%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	500	533,930
Brazil — 1.3%
Petrobras International Finance Co., 3.88%, 1/27/16	USD	1,610	1,703,074
Canada — 1.4%
Air Canada, 10.13%, 8/01/15 (b)	CAD	395	415,853
CDP Financial, Inc., 3.00%, 11/25/14 (b)	USD	1,300	1,363,864
			1,779,717
Denmark — 0.9%
Nykredit Realkredit A/S, Series 12H, 2.00%, 1/01/13	DKK	6,990	1,210,241
Europe — 1.7%
European Investment Bank:
6.50%, 8/07/19	AUD	850	994,177
6.00%, 8/06/20		140	159,978
VTB Bank OJSC Via VTB Capital SA, 6.88%, 5/29/18	USD	1,040	1,119,352
			2,273,507
France — 1.6%
BNP Paribas SA:
3.13%, 12/20/14 (a)		975	1,009,343
2.50%, 8/23/19	EUR	179	232,324
Electricite De France, 5.50%, 10/17/41	GBP	200	355,889
Pernod-Ricard SA, 5.00%, 3/15/17	EUR	300	434,722
			2,032,278
Germany — 1.8%
BASF SE, 1.50%, 10/01/18 (d)		343	442,689
FMS Wertmanagement AoR:
1.38%, 1/16/15		300	394,274
1.63%, 2/22/17		400	531,187
HSH Nordbank AG, 1.19%, 2/14/17 (a)		50	43,705
Kreditanstalt fuer Wiederaufbau:
1.38%, 2/21/17		485	641,473
1.88%, 3/20/19		170	227,460
			2,280,788

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
India — 0.3%
NTPC, Ltd., 4.75%, 10/03/22 (d)	USD	380	$384,712
Ireland — 1.2%
DEPFA ACS Bank, 4.20%, 11/30/12	CAD	250	253,357
Intesa Sanpaolo Bank Ireland Plc, 4.00%, 8/08/13	EUR	200	260,120
Irish Life & Permanent Group Holdings Plc, 3.60%, 1/14/13 (b)	USD	600	598,500
Talisman Finance Plc, Series 7, Class A, 0.41%, 4/22/17 (a)	EUR	420	502,201
			1,614,178
Italy — 0.4%
Intesa Sanpaolo SpA, 5.75%, 5/28/18 (a)		450	537,793
Japan — 0.4%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14		400	515,340
Kazakhstan — 0.8%
KazMunaiGaz Finance Sub BV, 7.00%, 5/05/20 (b)	USD	800	982,000
Luxembourg — 0.8%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	120	152,471
RSHB Capital SA for OJSC Russian Agricultural Bank, 9.00%, 6/11/14	USD	770	853,776
			1,006,247
Mexico — 2.0%
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		760	953,800
Petroleos Mexicanos, 4.88%, 1/24/22		1,420	1,604,600
			2,558,400
Netherlands — 2.7%
ABN Amro Bank NV, Series E, 3.75%, 7/15/14	EUR	300	408,341
Achmea BV, 5.13% (a)(e)		50	56,394
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	USD	80	84,903
ELM BV for Swiss Life Insurance & Pension Group, 5.25% (a)(e)	EUR	250	303,593
HeidelbergCement Finance Luxembourg SA, 7.50%, 10/31/14		300	424,067
ING Bank NV, 2.00%, 8/28/20		320	413,395

Corporate Bonds	Par (000)		Value
Netherlands (concluded)
Waha Aerospace BV, 3.93%, 7/28/20	USD	1,372	$1,474,900
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	250	342,948
			3,508,541
Singapore — 0.2%
SP PowerAssets, Ltd., 2.70%, 9/14/22	USD	260	256,164
South Africa — 0.6%
Eskom Holdings Ltd., 5.75%, 1/26/21 (b)		700	798,000
South Korea — 0.2%
POSCO, 5.25%, 4/14/21 (b)		200	228,198
Spain — 1.6%
Santander International Debt SAU:
4.38%, 9/04/14	EUR	500	651,841
4.63%, 3/21/16		1,100	1,410,298
			2,062,139
Switzerland — 0.4%
UBS AG/Stamford CT, Series BKNT, 5.88%, 12/20/17	USD	500	591,868
United Arab Emirates — 0.3%
IPIC GMTN Ltd., 5.50%, 3/01/22 (b)		320	358,400
United Kingdom — 3.8%
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	505	715,578
FCE Bank Plc:
7.13%, 1/15/13	EUR	400	522,080
9.38%, 1/17/14		50	70,434
Fidelity International Ltd., 7.13%, 2/13/24	GBP	200	353,918
Imperial Tobacco Finance Plc, 5.50%, 9/28/26		180	338,833
Lloyds TSB Bank Plc, 9.88%, 12/16/21 (a)	USD	345	396,593
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (b)		800	898,960
Virgin Media Secured Finance Plc:
7.00%, 1/15/18	GBP	303	530,873
5.50%, 1/15/21		285	502,381
Vodafone Group PLC, 2.50%, 9/26/22	USD	610	609,088
			4,938,738
United States — 9.8%
Altria Group, Inc.:
9.25%, 8/06/19		37	52,537
4.25%, 8/09/42		167	165,985
Bank of America Corp., 5.63%, 7/01/20		200	228,062

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (continued)
Boston Scientific Corp., 6.25%, 11/15/15	USD	120	$136,080
CIT Group, Inc., 4.75%, 2/15/15 (b)		420	437,850
Comcast Corp., 6.40%, 3/01/40		515	671,537
CONSOL Energy, Inc., 8.25%, 4/01/20		350	366,625
Cox Communications, Inc., 8.38%, 3/01/39 (b)		410	624,243
Crown Castle Towers LLC, 6.11%, 1/15/20 (b)		400	481,754
DISH DBS Corp.:
7.00%, 10/01/13		345	362,250
6.63%, 10/01/14		230	249,550
Domtar Corp., 9.50%, 8/01/16		130	156,865
El Paso Natural Gas Co., 8.63%, 1/15/22		700	943,291
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		100	124,000
5.00%, 5/15/18		320	349,351
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		275	295,926
The Goldman Sachs Group, Inc., 6.15%, 4/01/18		120	140,061
JPMorgan Chase & Co.:
2.05%, 1/24/14		622	632,996
4.50%, 1/24/22		55	61,009
Lincoln National Corp., 6.25%, 2/15/20		585	689,182
MetLife, Inc., 6.75%, 6/01/16		549	657,107
Mondelez International, Inc. (FKA Kraft Foods, Inc.):
6.13%, 2/01/18		175	213,660
5.38%, 2/10/20 (b)		109	129,547
5.38%, 2/10/20		101	121,843
6.88%, 1/26/39 (b)		98	133,752
Morgan Stanley, 3.75%, 9/21/17	EUR	150	196,989
NewPage Corp., 11.38%, 12/31/14 (c)(f)	USD	635	400,050
Oracle Corp., 5.38%, 7/15/40		400	510,262
Prudential Financial, Inc., 3.88%, 1/14/15		300	318,639
QVC, Inc., 5.13%, 7/02/22 (b)		86	91,075
Reynolds Group Issuer, Inc., 7.75%, 10/15/16	EUR	300	399,972
Southwestern Energy Co., 7.50%, 2/01/18	USD	410	494,320
Tiers Trust, Series 2012-1, 2.19%, 5/12/14 (a)(b)		280	280,000
Time Warner Cable, Inc., 5.88%, 11/15/40		295	346,902
Verisk Analytics, Inc., 4.13%, 9/12/22		55	55,888
Verizon Communications, Inc., 6.90%, 4/15/38		500	713,616

Corporate Bonds	Par (000)		Value
United States (concluded)
Wells Fargo & Co.:
4.60%, 4/01/21	USD	60	$69,306
3.50%, 3/08/22		140	149,304
WM Covered Bond Program, 4.38%, 5/19/14	EUR	210	284,966
			12,736,352
Total Corporate Bonds – 34.6%			44,890,605

Foreign Agency Obligations
Argentina Bonos, 7.00%, 10/03/15	USD	870	793,875
Argentina Government International Bond, 8.28%, 12/31/33		1,080	848,145
Australia Government Bond, 5.75%, 5/15/21	AUD	1,105	1,400,734
Belgium Government Bond:
Series 49, 4.00%, 3/28/17 (b)	EUR	380	549,798
Series 59, 2.75%, 3/28/16		355	487,214
Series 63, 3.50%, 6/28/17		500	707,870
Canadian Government Bond, 4.00%, 6/01/41	CAD	325	445,631
Colombia Government International Bond:
7.38%, 9/18/37	USD	590	905,650
6.13%, 1/18/41		300	406,500
Dominican Republic International Bond, 9.04%, 1/23/18		219	244,280
El Salvador Government International Bond, 7.63%, 2/01/41 (b)		580	646,700
France Government Bond OAT:
3.00%, 4/25/22	EUR	1,350	1,856,775
4.50%, 4/25/41		980	1,570,786
French Treasury Note BTAN, 1.75%, 2/25/17		2,300	3,080,341
Indonesia Government International Bond (b):
7.50%, 1/15/16	USD	350	411,688
4.88%, 5/05/21		670	767,150
Inflation Linked Korea Treasury Bond, 2.75%, 3/10/17	KRW	1,797,015	1,776,307
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	400	370,550
Italy Buoni Poliennali Del Tesoro:
4.25%, 7/01/14	EUR	300	397,717
3.75%, 4/15/16		750	978,900
4.75%, 9/15/16		2,020	2,706,901
4.00%, 2/01/17		925	1,203,815
4.75%, 5/01/17		200	265,630
4.50%, 2/01/20		750	961,397
4.00%, 9/01/20		1,493	1,840,104

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Italy Buoni Poliennali Del Tesoro (concluded):
4.75%, 9/01/21	EUR	300	$384,042
5.50%, 9/01/22		180	239,335
5.00%, 8/01/39		694	801,709
5.00%, 9/01/40		695	800,316
Korea Treasury Bond, Series 1409, 5.00%, 9/10/14	KRW	3,203,000	3,000,501
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	500	528,511
4.13%, 7/04/17	EUR	310	460,391
Landwirtschaftliche Rentenbank, 4.88%, 2/21/20	CAD	490	566,767
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	428	543,560
Mexican Bonos:
9.50%, 12/18/14	MXN	8,666	740,672
Series M 10, 7.75%, 12/14/17		17,675	1,545,307
Mexico Government International Bond, 5.63%, 1/15/17	USD	920	1,075,480
Netherlands Government Bond, 4.00%, 1/15/37 (b)	EUR	40	66,513
New South Wales Treasury Corp., Series C1B1, 2.75%, 11/20/25	AUD	3,640	4,980,018
Nordic Investment Bank, 6.00%, 8/20/14		950	1,036,350
Poland Government International Bond:
3.88%, 7/16/15	USD	740	789,950
5.13%, 4/21/21		980	1,141,700
Qatari Diar Finance QSC, 5.00%, 7/21/20 (b)		745	851,163
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17	AUD	1,595	1,865,192
Republic of South Africa, 13.50%, 9/15/15	ZAR	5,540	810,931
Russian Foreign Bond Eurobond:
3.25%, 4/04/17 (b)	USD	200	210,456
7.50%, 3/31/30 (g)		1,031	1,301,322
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)		955	998,162
South Africa Government Bond, 6.50%, 2/28/41	ZAR	6,565	646,240
South Africa Government International Bond, 6.88%, 5/27/19	USD	220	276,936
Spain Government Bond:
3.15%, 1/31/16	EUR	835	1,033,422
3.25%, 4/30/16		783	964,739
4.25%, 10/31/16		190	239,545
5.50%, 7/30/17		296	388,496
4.10%, 7/30/18		715	869,379
4.60%, 7/30/19		720	880,347
5.50%, 4/30/21		725	905,127

Foreign Agency Obligations	Par (000)			Value
Spain Government Bond (concluded):
5.85%, 1/31/22	EUR	535		$681,424
4.20%, 1/31/37		525		475,984
4.70%, 7/30/41		200		193,205
Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650		2,126,050
Turkey Government International Bond:
7.50%, 7/14/17	USD	490		588,000
6.25%, 9/26/22		370		442,779
Total Foreign Agency Obligations – 47.1%				61,074,479

Non-Agency Mortgage-Backed Securities
United Kingdom — 0.2%
Arkle Master Issuer Plc, Series 2012-1A, Class 2A1, 2.13%, 5/17/60 (a)(b)		289		297,665
United States — 0.3%
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.06%, 1/25/35 (a)		148		147,488
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2, 5.05%, 12/12/34		174		174,058
				321,546
Total Non-Agency Mortgage-Backed Securities – 0.5%				619,211

Other Interests (h)	Beneficial Interest (000)
United States — 0.3%
Adelphia Escrow		575		6
Stanley Martin, Class B Membership Units (acquired 12/09/09, cost $240,152) (i)		—	(j)	326,730
				326,736
Total Other Interests – 0.3%				326,736

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Preferred Securities
	Par (000)		Value
Capital Trusts — 0.4%
Netherlands — 0.4%
Rabobank Nederland NV, 11.00% (a)(b)(e)	USD	400	$525,500

Taxable Municipal Bonds
United States — 0.8%
Port Authority of New York & New Jersey, RB, 4.93%, 10/01/51		90	102,772
State of California, GO, 5.95%, 4/01/16		850	965,370
			1,068,142
Total Taxable Municipal Bonds – 0.8%			1,068,142

US Treasury Obligations
United States — 4.0%
US Treasury Bonds:
3.75%, 8/15/41		3,971	4,747,827
3.00%, 5/15/42		300	311,063
US Treasury Notes, 1.75%, 5/15/22		184	186,587
			5,245,477
Total US Treasury Obligations – 4.0%			5,245,477

Warrants (k)	Shares
United States — 0.0%
HealthSouth Corp. (Expires 1/16/14)		14,085	—
Venezuela — 0.1%
Venezuela Oil Obligations (Expires 4/15/20)		3,000	89,250
Total Warrants – 0.1%			89,250
Total Long-Term Investments (Cost – $109,903,453) – 91.1%			118,147,736

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (l)(m)	9,651,198	$9,651,198
Total Short-Term Securities (Cost – $9,651,198) – 7.4%		9,651,198
Total Investments (Cost - $119,554,651*) – 98.5%		127,798,934
Other Assets Less Liabilities – 1.5%		1,925,293
Net Assets – 100.0%		$129,724,227

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$119,602,888
Gross unrealized appreciation	$9,845,985
Gross unrealized depreciation	(1,649,939)
Net unrealized appreciation	$8,196,046

(a)	Variable rate security. Rate shown is as of report date.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Banque Nationale de Paris	$442,689	$1,593
Royal Bank of Scotland Group Plc	$384,712	$5,130

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Restricted security as to resale. As of report date the Fund held 0.25% of its net assets, with a current value of $326,730 and an original cost of $240,152 in this security.

(j)	Amount is less than $500.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

(l)

Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,542,017	3,109,181	9,651,198	$7,838

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
2	10-Year Australian Treasury Bond	Australian Securities Exchange	December 2012	USD	263,251	$4,494
2	10-Year Canadian Bond	Montreal	December 2012		279,280	1,988
2	Euro-BUXL	Eurex	December 2012		342,286	2,208
5	Long Gilt Bond	London Financial Futures	December 2012		973,885	(1,623)
Total						$7,067

•	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
16	Euro BOBL	Eurex	December 2012	USD	2,584,286	$(1,038)
4	Euro-Bund	Eurex	December 2012		728,726	(14,231)
2	10-Year Japanese Government Bond	Tokyo	December 2012		3,695,284	(12,964)
73	3-Year Australian Treasury Bond	Australian Securities Exchange	December 2012		8,368,400	(30,236)
1	10-Year US Treasury Note	Chicago Board of Trade	December 2012		133,484	(1,064)
24	30-Year US Treasury Bond	Chicago Board of Trade	December 2012		3,585,000	8,898
21	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2012		3,469,594	35,343
30	2-Year US Treasury Note	Chicago Board of Trade	December 2012		6,615,938	(3,204)
36	5-Year US Treasury Note	Chicago Board of Trade	December 2012		4,486,781	(20,661)
Total						$(39,157)

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	190,000	USD	244,351	UBS AG	10/01/12	$(192)
EUR	100,000	USD	129,161	JPMorgan Chase & Co.	10/02/12	(656)
AUD	319,000	USD	323,544	Deutsche Bank AG	10/17/12	6,945
EUR	4,925,000	USD	6,410,882	UBS AG	10/17/12	(81,083)
EUR	1,895,000	USD	2,442,977	UBS AG	10/17/12	(7,450)
GBP	1,838,000	USD	2,886,983	UBS AG	10/17/12	80,884
JPY	436,742,000	USD	5,505,383	UBS AG	10/17/12	91,693
PLN	1,906,000	USD	600,983	Credit Suisse Group AG	10/17/12	(7,137)
PLN	3,047,000	USD	862,200	UBS AG	10/17/12	87,143
SGD	2,905,800	USD	2,273,204	Royal Bank of Scotland Group Plc	10/17/12	94,579
USD	9,891,342	AUD	9,788,000	Deutsche Bank AG	10/17/12	(249,192)
USD	1,937,322	CAD	1,967,500	UBS AG	10/17/12	(63,328)
USD	9,433,122	GBP	6,076,500	UBS AG	10/17/12	(378,765)
USD	93,787	HUF	21,031,000	UBS AG	10/17/12	(803)
USD	1,789,963	MXN	24,103,000	UBS AG	10/17/12	(79,806)
USD	1,389,789	PLN	4,728,500	Royal Bank of Scotland Group Plc	10/17/12	(83,453)
USD	1,869,683	SEK	13,189,500	UBS AG	10/17/12	(137,338)
USD	811,464	ZAR	6,854,500	Royal Bank of Scotland Group Plc	10/17/12	(10,398)
USD	241,198	ZAR	1,999,000	Royal Bank of Scotland Group Plc	10/17/12	1,516
ZAR	21,630,435	USD	2,630,000	UBS AG	10/17/12	(36,485)
EUR	4,920,000	USD	6,479,640	Citigroup, Inc.	10/22/12	(155,958)
EUR	4,935,000	USD	6,403,903	Citigroup, Inc.	10/22/12	(60,941)
EUR	2,584,826	USD	3,275,000	Citigroup, Inc.	10/22/12	47,280
USD	2,679,908	EUR	2,171,000	BNP Paribas SA	10/22/12	(110,481)
USD	33,223,374	EUR	27,099,000	Citigroup, Inc.	10/22/12	(1,607,006)
USD	363,219	EUR	290,000	Citigroup, Inc.	10/22/12	(9,519)
USD	3,376,539	EUR	2,795,000	Deutsche Bank AG	10/22/12	(215,878)
USD	129,186	EUR	100,000	JPMorgan Chase & Co.	10/22/12	656
USD	574,044	EUR	440,000	JPMorgan Chase & Co.	10/22/12	8,511
USD	284,148	EUR	230,000	UBS AG	10/22/12	(11,472)
USD	250,234	EUR	200,000	UBS AG	10/22/12	(6,826)
USD	244,406	EUR	190,000	UBS AG	10/22/12	198
USD	814,661	EUR	630,000	UBS AG	10/22/12	4,921
KRW	751,146,000	USD	659,954	UBS AG	11/05/12	14,794
ZAR	24,888,875	USD	2,946,838	Citigroup, Inc.	11/19/12	23,898
USD	1,206,619	DKK	7,117,000	Barclays Bank Plc	1/02/13	(22,678)
Total						$(2,873,827)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Viacom, Inc.	1.00%	Citigroup, Inc.	6/20/17	USD	1,040	$(7,031)
News America, Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/17	USD	450	(4,247)
Marks and Spencer Plc	1.00%	Credit Suisse Group AG	9/20/17	EUR	240	3,706
Hewlett-Packard Company	1.00%	Deutsche Bank AG	9/20/17	USD	400	(2,249)
Heineken NV	1.00%	JPMorgan Chase & Co.	9/20/17	EUR	560	(2,149)
Heineken NV	1.00%	JPMorgan Chase & Co.	9/20/17	EUR	240	(942)
Hewlett-Packard Company	1.00%	JPMorgan Chase & Co.	9/20/17	USD	400	(4,050)
UBS AG	1.00%	Citigroup, Inc.	12/20/17	EUR	1,500	6,306

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
RSA Insurance Group Plc	1.00%	Credit Suisse Group AG	12/20/17	EUR	220	$(243)
RSA Insurance Group Plc	1.00%	Deutsche Bank AG	12/20/17	EUR	200	169
BAE Systems Plc	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	370	2,642
Johnson Controls, Inc.	1.00%	JPMorgan Chase & Co.	12/20/17	USD	580	(225)
RSA Insurance Group Plc	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	470	398
Total						$(7,915)

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Republic of Italy	1.00%	Deutsche Bank AG	6/20/17	BBB+	USD	400	$1,467
Interpublic Group of Cos., Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/17	BB+	USD	450	6,592
Casino Guicherd Perrachon SA	1.00%	Credit Suisse Group AG	9/20/17	BBB-	EUR	240	6,488
Comcast Corporation	1.00%	Credit Suisse Group AG	9/20/17	BBB+	USD	1,040	8,484
Republic of Italy	1.00%	JPMorgan Chase & Co.	9/20/17	BBB+	USD	350	17,664
Credit Suisse Group AG	1.00%	Citigroup, Inc.	12/20/17	A	EUR	1,500	(4,934)
Munchener Ruckversicherungs	1.00%	Credit Suisse Group AG	12/20/17	A	EUR	330	(16,788)
Munchener Ruckversicherungs	1.00%	Deutsche Bank AG	12/20/17	AA-	EUR	310	(15,976)
Republic of Italy	1.00%	Deutsche Bank AG	12/20/17	BBB+	USD	490	(9,451)
Munich Re America Corp.	1.00%	JPMorgan Chase & Co.	12/20/17	AA-	EUR	700	(36,074)
Total							$(42,528)

	[1]	Using Standard & Poor’s rating.

	[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under terms of the agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Depreciation
Markit iTraxx Europe Crossover Index	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	370	$(2,394)

	[3]	Using Standard & Poor’s rating of the underlying securities.

	[4]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under terms of the agreement.

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
2.73%[1]	3-Month KRW	Citigroup, Inc.	8/09/17	KRW	1,110,795	$(2,478)
6.67%[2]	6-Month BUBOR	Deutsche Bank AG	8/29/21	HUF	735,010	(26,624)
1.78%[2]	6-Month EURIBOR	Citigroup, Inc.	9/28/22	EUR	655	(5,001)
Total						$(34,103)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments
Asset-Backed Securities	—	$4,194,351	—	$4,194,351
Common Stocks	$113,985	—	—	113,985
Corporate Bonds	—	44,610,605	$280,000	44,890,605
Foreign Agency Obligations	—	61,074,479	—	61,074,479
Non-Agency Mortgage-Backed Securities	—	619,211	—	619,211
Other Interests	—	—	326,736	326,736
Preferred Securities	—	525,500	—	525,500
Taxable Municipal Bonds	—	1,068,142	—	1,068,142
US Treasury Obligations	—	5,245,477	—	5,245,477
Warrants	—	89,250	—	89,250
Short-Term Securities	9,651,198	—	—	9,651,198
Total	$9,765,183	$117,427,015	$606,736	$127,798,934

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$463,018	—	$463,018
Interest rate contracts	$52,931		—	52,931
Credit contracts	—	53,916	—	53,916
Liabilities:
Foreign currency exchange contracts	—	(3,336,845)	—	(3,336,845)
Interest rate contracts	(85,021)	(34,103)	—	(119,124)
Credit contracts	—	(106,753)	—	(106,753)
Total	$(32,090)	$(2,960,767)	—	$(2,992,857)

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$408,998	—	—	$408,998
Cash pledged as collateral for swaps	5,000	—	—	5,000
Foreign currency at value	4,586,128	—	—	4,586,128
Total	$5,000,126	—	—	$5,000,126

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2012	10

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: November 26, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: November 26, 2012